Document And Entity Information	May 29, 2025
Document Information [Line Items]
Entity, Registrant Name	Dyadic International, Inc.
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	May 29, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-55264
Entity, Tax Identification Number	45-0486747
Entity, Address, Address Line One	1044 North U.S. Highway One
Entity, Address, Address Line Two	Suite 201
Entity, Address, City or Town	Jupiter
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33477
City Area Code	561
Local Phone Number	743-8333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	DYAI
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001213809